Remaining performance obligations (Details) - Bell CTS $ in Millions	Dec. 31, 2024 CAD ($)
Disclosure of performance obligations [line items]
Remaining performance obligations	$ 6,135
2025
Disclosure of performance obligations [line items]
Remaining performance obligations	2,944
2026
Disclosure of performance obligations [line items]
Remaining performance obligations	1,663
2027
Disclosure of performance obligations [line items]
Remaining performance obligations	657
2028
Disclosure of performance obligations [line items]
Remaining performance obligations	314
2029
Disclosure of performance obligations [line items]
Remaining performance obligations	132
Thereafter
Disclosure of performance obligations [line items]
Remaining performance obligations	$ 425